Recent Changes in Accounting Standards (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Disclosure of initial application of standards or interpretations
The impact to short term investments due to the classification of these assets in accordance with IFRS 9 is outlined below:

	Short term investments	Accumulated other comprehensive loss
Balance at December 31, 2017 – IAS 39	7,833	883
Reclassify investments from available-for-sale to amortized cost	78	(78)
Balance at January 1, 2018 – IFRS 9	7,911	805